Change in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change In Working Capital [Abstract]
Inventories	R 605	R 1,384	R (9,027)
Trade and other receivables	116	(510)	(2,167)
Trade and other payables	(335)	1,581	1,759
Total change in working capital	R 386	R 2,455	R (9,435)